Debt (Tables)	12 Months Ended
Sep. 30, 2012
Debt Tables [Abstract]
Schedule Of Debt Instruments Text Block
	September 30,
	2012	2011
	(Dollars in thousands)
Blanco revolving credit facility	$-	$55,000
Receivables securitization facility due 2015	-	-
Multi-currency revolving credit facility due 2017	-	-
$392,326, 5 5/8% senior notes due 2012	-	392,000
$500,000, 5 7/8% senior notes due 2015	499,091	498,822
$400,000, 4 7/8% senior notes due 2019	397,485	397,190
$500,000, 3 1/2% senior notes due 2021	499,355	-
Other	-	89
Total debt	1,395,931	1,343,101
Less current portion	-	392,089
Total, net of current portion	$1,395,931	$951,012